Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 34,625	$ 4,827	¥ 30,147	¥ 25,011
Share-based payment	952	133	0	0
Contribution to defined contribution plans	315	44	305	208
Total	¥ 35,892	$ 5,004	¥ 30,452	¥ 25,219